Going Concern (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Going Concern [Line Items]
Net loss	¥ (80,275,344)	$ (11,334,004)	¥ 1,377,897	¥ 10,223,668
Operating flows	(44,222,478)	(6,243,734)	(15,231,895)	¥ 4,239,582
Working capital deficit	27,022,427				$ 3,815,273
Accumulated deficit	¥ (77,454,208)		¥ (9,025,668)		$ (10,935,689)
Shareholder loan		$ 2,000,000